FAIR VALUE (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE [Abstract]
Significant Unobservable Inputs
The following tables summarize the significant unobservable inputs the Company used to value the loans categorized within Level 3 as of March 31, 2021 and December 31, 2020.  The tables are not intended to be all-inclusive, but instead capture the significant unobservable inputs relevant to the Company’s determination of fair values.

	As of March 31, 2021
			Unobservable Input
	Fair Value	Primary Valuation Techniques	Input	Estimated Range	Weighted Average
Senior Term Loans	$50,252,049	Yield analysis	Market Yield	17.07% - 20.61%	20.33%
Total Investments	$50,252,049

	As of December 31, 2020
			Unobservable Input
	Fair Value	Primary Valuation Techniques	Input	Estimated Range	Weighted Average
Senior Term Loans	$48,558,051	Yield analysis	Market Yield	15.79% - 20.75%	20.20%
Total Investments	$48,558,051

The following tables summarize the significant unobservable inputs the Company used to value the loans categorized within Level 3 as of December 31, 2020. The tables are not intended to be all-inclusive, but instead capture the significant unobservable inputs relevant to the Company’s determination of fair values.

	As of December 31, 2020
			Unobservable Input
	Fair Value	Primary Valuation Techniques	Input	Estimated Range	Weighted Average
Senior Term Loans	$48,558,051	Yield analysis	Market Yield	15.79% - 20.75%	20.20%
Total Investments	$48,558,051

Fair Value Measurements of Loans Held at Fair Value
The following table presents fair value measurements of loans held at fair value as of March 31, 2021 and December 31, 2020:

	Fair Value Measurement Using as of March 31, 2021
	Total	Level 1	Level 2	Level 3
Loans held at fair value	$50,252,049	-	-	$50,252,049
Total	$50,252,049	-	-	$50,252,049

	Fair Value Measurement Using as of December 31, 2020
	Total	Level 1	Level 2	Level 3
Loans held at fair value	$48,558,051	-	-	$48,558,051
Total	$48,558,051	-	-	$48,558,051

The following table presents fair value measurements of loans held at fair value as of December 31, 2020:

	Fair Value Measurement Using
	Total	Level 1	Level 2	Level 3
Loans held at fair value	$48,558,051	—	—	$48,558,051
Total	$48,558,051	—	—	$48,558,051

Fair Value Measurements of Changes in Loans using Level 3 inputs
The following table presents changes in loans that use Level 3 inputs as of and for the three months ended March 31, 2021:

Three months ended March 31, 2021
Total loans using Level 3 inputs at December 31, 2020	$48,558,051
Change in unrealized gains / (losses) on loans at fair value, net	(144,402)
Additional funding	992,000
Original issue discount and other discounts, net of costs	(142,982)
Accretion of original issue discount	600,009
PIK Interest	389,373
Total loans using Level 3 inputs at March 31, 2021	$50,252,049

The following table presents changes in loans that use Level 3 inputs as of and for the period from July 31, 2020 (commencement of operations) to December 31, 2020:

For the period from July 31, 2020 to December 31, 2020
Loans acquired at July 31, 2020	$43,106,551
Realized gains / (losses) on loans at fair value, net	345,000
Change in unrealized gains / (losses) on loans at fair value, net	1,563,340
Additional funding	16,360,000
Original issue discount and other discounts, net of costs	(1,595,199)
Repayments	(5,000,000)
Sale of loans	(7,345,000)
Accretion of original issue discount	732,729
PIK Interest	390,630
Total loans using Level 3 inputs at December 31, 2020	$48,558,051

Book Value and Fair Value of the Financial Instruments
The following table details the book value and fair value of the Company’s financial instruments not recognized at fair value in the balance sheet:

	As of March 31, 2021
	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$126,793,972	$126,793,972
Loans held for investment at carrying value	$39,152,936	$41,661,386
Loan receivable at carrying value	$3,240,855	$3,066,014